Business Acquisitions, Mandatorily Redeemable Preferred Interests (Details) - Mandatorily Redeemable Noncontrolling Interests [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) JointVenture
Redeemable Noncontrolling Interest [Line Items]
Number of joint ventures | JointVenture	2
Acquired other long-term liabilities | $	$ 109.3